Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series E Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series D Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019												4,600,000	4,000,000	4,000,000	2,000,000		119,132,696	0
Balance at Dec. 31, 2019		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (543)	$ (543)	$ 0	$ 0	$ 0	$ 0		$ 12	$ 0	$ 1,351,352	$ (1,214)	$ 60,578	$ 1,410,728
Net income												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	0	0	8,877	8,877
- Issuance of common stock (Notes 3 and 16) (in shares)												0	0	0	0		3,027,942	0
- Issuance of common stock (Notes 3 and 16)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	17,437	0	0	17,437
- Retirement of Preferred Stock (Note 16) (in shares)												(25,900)	(13,458)	(26,865)	(29,351)	(95,574)	0	0
- Retirement of Preferred Stock (Note 16)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	(2,303)	0		(1,684)
- Retirement of Preferred Stock (Note 16)																					619
- Dividends – Common stock (Note 16)												0	0	0	0		0	0	0	0	(48,127)	(48,127)
- Dividends – Preferred stock (Note 16)												0	0	0	0		0	0	0	0	(31,125)	(31,125)
- Other comprehensive income (loss)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	0	(6,743)	0	(6,743)
Balance (in shares) at Dec. 31, 2020												4,574,100	3,986,542	3,973,135	1,970,649		122,160,638	0
Balance at Dec. 31, 2020												$ 0	$ 0	$ 0	$ 0		$ 12	$ 0	1,366,486	(7,957)	(9,721)	1,348,820
Net income												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	0	0	435,121	435,121
- Issuance of common stock (Notes 3 and 16) (in shares)												0	0	0	0		1,824,466	0
- Issuance of common stock (Notes 3 and 16)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	20,064	0	0	20,064
- Dividends – Common stock (Note 16)												0	0	0	0		0	0	0	0	(52,850)	(52,850)
- Dividends – Preferred stock (Note 16)												0	0	0	0		0	0	0	0	(31,068)	(31,068)
- Other comprehensive income (loss)												0	0	0	0		0	0	0	5,726	0	5,726
- Gain from common control transaction (Note 3)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	86	0	0	$ 86
- Repurchase of common stock (Note 16) (in shares)																						0
Balance (in shares) at Dec. 31, 2021												4,574,100	3,986,542	3,973,135	1,970,649		123,985,104	0
Balance at Dec. 31, 2021												$ 0	$ 0	$ 0	$ 0		$ 12	$ 0	1,386,636	(2,231)	341,482	$ 1,725,899
Net income	[1]											$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	0	0	554,955	554,955
- Issuance of common stock (Notes 3 and 16) (in shares)												0	0	0	0		3,053,309	0
- Issuance of common stock (Notes 3 and 16)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	37,318	0	0	37,318
- Dividends – Common stock (Note 16)												0	0	0	0		0	0	0	0	(118,711)	(118,711)
- Dividends – Preferred stock (Note 16)												0	0	0	0		0	0	0	0	(31,068)	(31,068)
- Other comprehensive income (loss)												$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	0	48,652	0	$ 48,652
- Repurchase of common stock (Note 16) (in shares)												0	0	0	0		0	(4,736,702)				(4,736,702)
- Repurchase of common stock (Note 16)												$ 0	$ 0	$ 0	$ 0		$ 0	$ (60,095)	0	0	0	$ (60,095)
Balance (in shares) at Dec. 31, 2022												4,574,100	3,986,542	3,973,135	1,970,649		127,038,413	(4,736,702)
Balance at Dec. 31, 2022												$ 0	$ 0	$ 0	$ 0		$ 12	$ (60,095)	$ 1,423,954	$ 46,421	$ 746,658	$ 2,156,950

[1]	Net income excludes net loss attributable to non-controlling interest of $263 during the year ended December 31, 2022. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2022 consolidated balance sheet. See Note 15 of the Notes to the Consolidated Financial Statements.